Segmented Information - Schedule of Gross Revenue by Services (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Gross revenue	$ 7,500.0	$ 6,479.6
Infrastructure
Disclosure of products and services [line items]
Gross revenue	2,040.0	1,723.7
Water
Disclosure of products and services [line items]
Gross revenue	1,567.6	1,368.9
Buildings
Disclosure of products and services [line items]
Gross revenue	1,661.7	1,232.6
Environmental Services
Disclosure of products and services [line items]
Gross revenue	1,491.7	1,410.6
Energy & Resources
Disclosure of products and services [line items]
Gross revenue	$ 739.0	$ 743.8